Investments (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance, beginning of period	$ 3,122	$ (1,338)	$ (12,564)
Cumulative effect of change in accounting principles, net of income tax	0	52	(386)
Fixed maturity securities on which noncredit OTTI losses have been recognized	(123)	242	(733)
Unrealized investment gains (losses) during the year	14,823	9,117	20,745
Unrealized investment gains (losses) of subsidiaries at the date of disposal	(105)	0	0
Unrealized investment gains (losses) relating to [Abstract]
Insurance liability gain (loss) recognition	(3,406)	(554)	(160)
Insurance liability gain (loss) recognition of subsidiaries at the date of disposal	82	0	0
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	9	(33)	61
DAC and VOBA	(808)	(1,135)	(2,416)
DAC and VOBA of subsidiaries at the date of disposal	11	0	0
Policyholder dividend obligation	(2,043)	(876)	0
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	39	(73)	235
Deferred income tax benefit (expense)	(2,936)	(2,283)	(6,131)
Deferred income tax benefit (expense) of subsidiaries at the date of disposal	4	0	0
Net unrealized investment gains (losses)	8,669	3,119	(1,349)
Net unrealized investment gains (losses) attributable to noncontrolling interests	5	3	11
Balance, end of period	8,674	3,122	(1,338)
Changes in net unrealized investment gains (losses)	5,547	4,457	11,215
Changes in net unrealized investment gains (losses) attributable to noncontrolling interests	5	3	11
Changes in net unrealized investment gains (losses) attributable to MetLife, Inc.	$ 5,552	$ 4,460	$ 11,226